Shareholders' Equity and Stock Based Compensation (Details)	12 Months Ended
	Dec. 31, 2011 Y	Jan. 01, 2011 Y	Jan. 02, 2010 Y
Weighted average fair value per share of options granted
Risk-free interest rate	2.22%	2.61%	2.76%
Expected stock price volatility	30.70%	31.99%	41.51%
Expected dividend yield	2.76%	2.51%	3.83%
Expected option term	6.2	6.0	6.1